ORDINARY SHARES (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class A ordinary shares
Ordinary shares, shares authorized	3,000,000,000	3,000,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Number of shares were issued due to the exercise of share options or vesting of restricted shares under share-based compensation	46,492,464	18,627,480
Class B ordinary shares
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Number of shares into which each Class B ordinary share is convertible	1	1